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                 THIS PAPER DOCUMENT IS BEING SUBMITTED PURSUANT
                        TO RULE 101(d) OF REGULATION S-T

                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 1998
Check here if Amendment  [ X ]; Amendment Number:          1
                                                    -----------------
    This Amendment (Check only one.):                [ ]  is a restatement.
                                                     [X]  adds new holdings
                                                          entries.

Institutional Investment Manager Filing this Report:

NAME:             LONG-TERM CAPITAL MANAGEMENT, L.P.
                  ADDRESS: ONE EAST WEAVER STREET
                  GREENWICH, CT  06831

Form 13F File Number:   28- 5274
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

NAME:             ERIC R. ROSENFELD
TITLE:            PRINCIPAL
PHONE:            203-552-5460


Signature,  Place  and  Date  of  Signing:


/s/ ERIC R. ROSENFELD        Greenwich, Connecticut              July 19, 1999
    ------------------       ----------------------              -------------
       [Signature]               [City, State]                       [Date]
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                 THIS PAPER DOCUMENT IS BEING SUBMITTED PURSUANT
                        TO RULE 101 (d) OF REGULATION S-T


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

      28- ________________               ___________________________
      [Repeat as necessary.]
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                 THIS PAPER DOCUMENT IS BEING SUBMITTED PURSUANT
                        TO RULE 101 (d) OF REGULATION S-T




                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                      2
                                            ------------------------

Form 13F  Information Table Entry Total:              26
                                            ------------------------

Form 13F  Information Table Value Total:    $       6993
                                            ------------------------------------
                                                 (thousands)


List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


No.       Form 13F     File Number              Name
 1        28- 6864                   Long-Term Capital Management Japan, Limited
----

 2        28- 5278                   LTCM (UK)
----
         [Repeat as necessary.]
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                                     FORM 13F
PAGE   1  OF  1   NAME OF REPORTING MANAGER:  LONG-TERM CAPITAL MANAGEMENT, L.P.
      ---    ---

                            COLUMN 1                      COLUMN 2           COLUMN 3         COLUMN 4                   COLUMN 5
   LINE #                NAME OF ISSUER                TITLE OF CLASS         CUSIP         MARKET VALUE              SHARES/   SH/
                                                                              NUMBER         (X 1000)                 PRN AMT   PRN
------------------------------------------------------------------------------------------------------------------------------------
     1       American Bankers Ins Group Inc                  Com            024456105                   25                600   Sh
     2       American Express Co                             Com            025816109                   84              1,079   Sh
     3       American Intl Group Inc                         Com            026874107                   60                783   Sh
     4       Amoco Corp                                      Com            031905102                   66              1,220   Sh
     5       Banc One Corp                                   Com            059438101                    4                100   Sh
     6       Bristol Hotel & Resorts Inc                     Com            110039104                    1                309   Sh
     7       Citicorp                                        Com            173034109                   25                271   Sh
     8       Coca Cola Co                                    Com            191216100                   56                973   Sh
     9       Disney Walt Co                                  Com            254687106                    6                240   Sh
     10      Federal Home Ln Mtg Corp                        Com            313400301                    8                168   Sh
     11      Federal Natl Mtg Assn                           Com            313586109                   58                900   Sh
     12      General Elec Co                                 Com            369604103                  127              1,600   Sh
     13      Gillette Co                                     Com            375766102                    5                129   Sh
     14      Halliburton Co                                  Com            406216101                   48              1,670   Sh
     15      Long Is Bancorp Inc                             Com            542662101                   34                700   Sh
     16      Maytag Corp                                     Com            578592107                  260              5,500   Sh
     17      Mediaone Group Inc                              Com            58440J104                   18                400   Sh
     18      Merrill Lynch & Co Inc                          Com            590188108                  154              3,300   Sh
     19      Revlon Inc                                     CL A            761525500                  800             25,000   Sh
     20      Stone Container Corp                            Com            861589109                   24              2,727   Sh
     21      T R Finl Corp                                   Com            872630108                   16                600   Sh
     22      Tellabs Inc                                     Com            879664100                 4954            124,437   Sh
     23      Venator Group Inc                               Com            922944103                   85              9,927   Sh
     24      Wal-Mart Stores Inc                             Com            931142103                   11                200   Sh
     25      Washington Post Co                             CL B            939640108                   22                 44   Sh
     26      Xerox Corp                                      Com            984121103                   42                500   Sh


                           GRAND TOTAL                                                                6993

NOTE: In addition, confidential positions have been filed separately with the Secretary of the SEC

                            COLUMN 1                          COLUMN 6          COLUMN 7                    COLUMN 8
   LINE #                NAME OF ISSUER                      INVESTMENT          OTHER               VOTING AUTHORITY (SHARES)
                                               PUT/CALL      DISCRETION         MANAGERS            SOLE      SHARED        NONE
------------------------------------------------------------------------------------------------------------------------------------
     1       American Bankers Ins Group Inc                  Defined             1, 2                600
     2       American Express Co                             Defined             1, 2              1,079
     3       American Intl Group Inc                         Defined             1, 2                783
     4       Amoco Corp                                      Defined             1, 2              1,220
     5       Banc One Corp                                   Defined             1, 2                100
     6       Bristol Hotel & Resorts Inc                     Defined             1, 2                309
     7       Citicorp                                        Defined             1, 2                271
     8       Coca Cola Co                                    Defined             1, 2                973
     9       Disney Walt Co                                  Defined             1, 2                240
     10      Federal Home Ln Mtg Corp                        Defined             1, 2                168
     11      Federal Natl Mtg Assn                           Defined             1, 2                900
     12      General Elec Co                                 Defined             1, 2              1,600
     13      Gillette Co                                     Defined             1, 2                129
     14      Halliburton Co                                  Defined             1, 2              1,670
     15      Long Is Bancorp Inc                             Defined             1, 2                700
     16      Maytag Corp                                     Defined             1, 2              5,500
     17      Mediaone Group Inc                              Defined             1, 2                400
     18      Merrill Lynch & Co Inc                          Defined             1, 2              3,300
     19      Revlon Inc                                      Defined             1, 2             25,000
     20      Stone Container Corp                            Defined             1, 2              2,727
     21      T R Finl Corp                                   Defined             1, 2                600
     22      Tellabs Inc                                     Defined             1, 2            124,437
     23      Venator Group Inc                               Defined             1, 2              9,927
     24      Wal-Mart Stores Inc                             Defined             1, 2                200
     25      Washington Post Co                              Defined             1, 2                 44
     26      Xerox Corp                                      Defined             1, 2                500